UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2026

Item 1. Reports to Stockholders.

(a)

Anfield Universal Fixed Income ETF

(AFIF) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Anfield Universal Fixed Income ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099. You can also request this information by contacting us at 1-866-866-4848.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Universal Fixed Income ETF	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	15.8%
Collateralized Mortgage Obligations	3.3%
Corporate Bonds	66.2%
Term Loans	10.2%
U.S. Government & Agencies	4.5%

Fund Statistics

Table Summary
Net Assets	$224,129,922
Number of Portfolio Holdings	317
Advisory Fee	$652,929
Portfolio Turnover	13%

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	4.5%
Citigroup, Inc.	2.1%
Electricite de France S.A.	2.1%
General Motors Financial Company, Inc.	1.9%
Energy Transfer, L.P.	1.8%
BNP Paribas S.A.	1.7%
Caesars Entertainment, Inc.	1.5%
Bank of Nova Scotia (The)	1.5%
American Electric Power Company, Inc.	1.5%
Nissan Motor Acceptance Company, LLC	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Technology	0.3%
Materials	0.6%
Real Estate	0.6%
Communications	1.2%
Health Care	2.0%
Energy	3.0%
CMO	3.3%
U.S. Treasury Obligations	4.5%
Industrials	5.3%
Utilities	7.2%
CLO	15.7%
Consumer Discretionary	20.5%
Financials	35.1%

Material Fund Changes

This is a summary of certain changes to the fund since January 1, 2026 For more complete information, you may review the Fund's prospectus dated November 30, 2025 at (https://regentsparkfunds.com/our-funds/anfield-universal-fixed-incomeetf/?cb=2099), or 1-866-866-4848.

On January 20, 2026, the Board of Trustees of the Two Roads Shared Trust approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which each of the Fund, Anfield Enhanced Market Strategy ETF, Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Horizon Funds (each a “Reorganization” and collectively, the “Reorganizations”). The Existing Funds are managed by Anfield Capital Management, LLC (“Anfield”) or Regents Park Funds, LLC (“Regents Park”), affiliated investment advisers owned by Anfield Group, LLC. Regents Park serves as the investment adviser and Anfield serves as the investment sub-adviser to the Fund. Anfield and Regents Park, together with Anfield Group, LLC and certain other related persons, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”), pursuant to which Horizon will acquire certain assets of Regents Park and Anfield that relate to Regents Park’s and Anfield’s management and operation of the Existing Funds (the “Transaction”). The Transaction is subject to the satisfaction of certain closing conditions (including approval of the Reorganizations by the Existing Funds’ shareholders). There is no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied. Horizon will serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. The corresponding Acquiring Fund with respect to the Fund will have the same or substantially the same investment objective and will be managed by the same portfolio managers. The Reorganizations with respect to each of the Existing Funds are expected to close in first half of 2026, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders. There is no assurance that the shareholders of the Existing Funds will approve the Reorganizations.

The Fund’s corresponding Acquiring Fund utilizes a unitary fee structure whereby the Acquiring Fund will pay Horizon, as investment adviser, a single, fixed annual percentage fee at a rate of 0.89% of the Acquiring Fund’s average daily net assets that covers substantially all ordinary operating expenses of the Acquiring Fund.

Anfield Universal Fixed Income ETF

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-AFIF

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)       The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Anfield Universal Fixed Income ETF

AFIF

January 31, 2026

Semi-Annual Financial Statements

and

Additional Information

Advised by:

Regents Park Funds, LLC
19900 MacArthur Blvd., Suite 655
Irvine, CA 92612
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 15.2%
	CLO — 15.2%
1,500,000	AGL CLO 3 LTD Series 3A CR(a),(b)	1*TSFR3M + 1.800%	5.4720	04/15/38	$1,502,931
1,500,000	AGL CLO 6 LTD Series 6A D1R2(a),(b)	1*TSFR3M + 3.300%	6.9680	04/20/38	1,503,855
2,000,000	Aimco CLO 14 Ltd. Series 14A CR(a),(b)	1*TSFR3M + 1.700%	5.3680	10/20/38	2,004,062
2,000,000	AIMCO CLO Series 2017-A Series AA D1R2(a),(b)	1*TSFR3M + 2.400%	6.0680	01/20/38	2,003,176
1,500,000	Allegro CLO XV Ltd. Series 1A D1AR(a),(b)	1*TSFR3M + 3.000%	6.6680	04/20/38	1,494,762
1,000,000	Battalion Clo 17 Ltd. Series 17A CR(a),(b)	1*TSFR3M + 2.250%	5.9180	03/09/34	1,002,228
3,000,000	CBAMR 2021-14 LTD Series 14A D1R(a),(b)	1*TSFR3M + 2.950%	6.6180	10/20/38	3,029,951
1,500,000	Dryden 109 CLO Ltd. Series 109A BR(a),(b)	1*TSFR3M + 1.570%	5.2420	04/15/38	1,506,027
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	1*TSFR3M + 3.112%	6.7840	04/15/31	1,607,672
1,000,000	ICG US Clo 2021-3 Ltd. Series 3A CR(a),(b)	1*TSFR3M + 2.100%	5.7680	10/20/34	1,002,309
2,000,000	KKR CLO 27 LTD Series 27A D1R2(a),(b)	1*TSFR3M + 2.900%	6.5720	01/15/35	2,002,858
1,500,000	Madison Park Funding XLV Ltd. Series 45A CRR(a),(b)	1*TSFR3M + 1.900%	5.5720	07/15/34	1,502,061
2,000,000	Oaktree CLO 2020-1 Ltd. Series 1A CRR(a),(b)	1*TSFR3M + 1.750%	5.4220	01/15/38	2,003,798
2,000,000	Oaktree CLO 2025-29 Ltd. Series 29A C(a),(b)	1*TSFR3M + 1.850%	5.5220	04/15/38	2,003,848
1,000,000	Octagon Investment Partners 32 Ltd. Series 1A A2R3(a),(b)	1*TSFR3M + 1.600%	5.2720	10/31/37	1,002,180
2,150,000	OZLM XXIV Ltd. Series 24A C2(a),(b)	1*TSFR3M + 4.522%	8.1890	07/20/32	2,157,379
1,750,000	Shackleton 2014-V-R CLO Ltd. Series 2014-5RA D(a),(b)	1*TSFR3M + 3.412%	7.2810	05/07/31	1,754,291
1,000,000	TCW CLO 2017-1 Ltd. Series 1A AJR4(a),(b)	1*TSFR3M + 1.500%	5.1680	03/24/38	1,003,868
2,000,000	Trimaran Cavu 2019-1 Ltd. Series 1A CR(a),(b)	1*TSFR3M + 1.950%	5.6180	01/20/37	2,005,106
2,000,000	Wind River 2021-3 CLO Ltd. Series 3A D1AR(a),(b)	1*TSFR3M + 3.000%	6.6680	04/20/38	2,011,692
					34,104,054
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(c)
39,571	Alternative Loan Trust 2007-J1 Series 2007-J1 3A2(d)		4.1270	11/25/36	37,523
1,674,488	BCAP, LLC Trust 2007-AA2 Series 2007-AA2 21IO(b),(e)		0.4200	04/25/37	30,544
					68,067

	TOTAL ASSET BACKED SECURITIES (Cost $34,166,103)				34,172,121

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
25,656	Fannie Mae Interest Strip Series 291 2(e)		8.0000	11/25/27	$923
53,120	Fannie Mae Interest Strip Series 343 6(e)		5.0000	10/25/33	5,330
64,916	Fannie Mae Interest Strip Series 346 2(e)		5.5000	12/25/33	8,908
41,338	Fannie Mae Interest Strip Series 355 12(b),(e)		6.0000	07/25/34	4,667
216,764	Fannie Mae Interest Strip Series 364 2(e)		4.5000	09/25/35	27,693
367,611	Fannie Mae Interest Strip Series 365 4(e)		5.0000	04/25/36	52,604
99,328	Fannie Mae Interest Strip Series 384 28(b),(e)		6.0000	05/25/36	15,671
58,952	Fannie Mae Interest Strip Series 370 2(e)		6.0000	06/25/36	11,318
524,102	Fannie Mae Interest Strip Series 378 4(e)		5.0000	07/25/36	86,829
381,881	Fannie Mae Interest Strip Series 371 2(e)		6.5000	07/25/36	70,655
98,297	Fannie Mae Interest Strip Series 377 2(e)		5.0000	10/25/36	16,018
1,163,306	Fannie Mae Interest Strip Series 395 7(e)		5.5000	11/25/36	210,757
61,470	Fannie Mae Interest Strip Series 383 20(e)		5.5000	07/25/37	9,399
308,332	Fannie Mae Interest Strip Series 385 3(e)		5.0000	01/25/38	46,558
340,696	Fannie Mae Interest Strip Series 407 40(e)		6.0000	01/25/38	64,658
625,483	Fannie Mae Interest Strip Series 398 C9(e)		6.0000	05/25/39	166,267
181,940	Fannie Mae Interest Strip Series 396 2(e)		4.5000	06/25/39	25,276
262,009	Fannie Mae Interest Strip Series 399 2(e)		5.5000	11/25/39	52,402
722,862	Fannie Mae Interest Strip Series 408 C4(e)		5.5000	11/25/40	125,946
283,448	Fannie Mae Interest Strip Series 409 C18(e)		4.0000	04/25/42	50,384
30,331	Fannie Mae REMICS Series 2001-32 SA(b),(e)	-1*SOFR30A + 7.836%	4.1380	07/25/31	1,715
270,640	Fannie Mae REMICS Series 2003-7 SN(b),(e)	-1*SOFR30A + 7.636%	3.9380	02/25/33	35,658
79,010	Fannie Mae REMICS Series 2003-43 IY(e)		6.0000	05/25/33	9,941
132,497	Fannie Mae REMICS Series 2004-62 TP(b),(e)	-5.5*SOFR30A + 37.870%	5.5000	07/25/33	14,217
170,445	Fannie Mae REMICS Series 2004-70 XJ(b),(e)		5.0000	10/25/34	21,976
127,208	Fannie Mae REMICS Series 2004-91 DS(b),(e)	-1*SOFR30A + 6.536%	2.8380	12/25/34	12,811
42,307	Fannie Mae REMICS Series 2005-87 SE(b),(e)	-1*SOFR30A + 5.936%	2.2380	10/25/35	3,723
70,508	Fannie Mae REMICS Series 2005-89 S(b),(e)	-1*SOFR30A + 6.586%	2.8880	10/25/35	6,134
111,389	Fannie Mae REMICS Series 2007-28 LS(b),(e)	-1*SOFR30A + 6.511%	2.8130	01/25/36	12,637
14,045	Fannie Mae REMICS Series 2006-8 WN(b),(e)	-1*SOFR30A + 6.586%	2.8880	03/25/36	1,330
28,401	Fannie Mae REMICS Series 2006-8 HL(b),(e)	-1*SOFR30A + 6.586%	2.8880	03/25/36	3,155
947,921	Fannie Mae REMICS Series 2007-18 BF(b),(e)	1*SOFR30A + 0.494%	4.1920	04/25/36	78,746
965,784	Fannie Mae REMICS Series 2007-28 CF(b),(e)	1*SOFR30A + 0.504%	4.2020	07/25/36	97,013
79,918	Fannie Mae REMICS Series 2006-101 SA(b),(e)	-1*SOFR30A + 6.466%	2.7680	10/25/36	10,166
85,804	Fannie Mae REMICS Series 2006-116 S(b),(e)	-1*SOFR30A + 6.486%	2.7880	12/25/36	8,462

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3% (Continued)
35,400	Fannie Mae REMICS Series 2006-125 SM(b),(e)	-1*SOFR30A + 7.086%	3.3880	01/25/37	$4,144
143,752	Fannie Mae REMICS Series 2007-36 SN(b),(e)	-1*SOFR30A + 6.656%	2.9580	04/25/37	14,412
523,545	Fannie Mae REMICS Series 2007-55 S(b),(e)	-1*SOFR30A + 6.646%	2.9480	06/25/37	17,950
64,550	Fannie Mae REMICS Series 2007-72 EK(b),(e)	-1*SOFR30A + 6.286%	2.5880	07/25/37	7,001
63,037	Fannie Mae REMICS Series 2007-66 AS(b),(e)	-1*SOFR30A + 6.486%	2.7880	07/25/37	5,953
432,279	Fannie Mae REMICS Series 2007-88 MI(b),(e)	-1*SOFR30A + 6.406%	2.7080	09/25/37	28,797
64,591	Fannie Mae REMICS Series 2007-106 SN(b),(e)	-1*SOFR30A + 6.296%	2.5980	11/25/37	6,160
137,715	Fannie Mae REMICS Series 2007-109 DI(b),(e)	-1*SOFR30A + 6.286%	2.5880	12/25/37	17,028
199,293	Fannie Mae REMICS Series 2007-117 SM(b),(e)	-1*SOFR30A + 6.186%	2.4880	01/25/38	20,107
3,669,728	Fannie Mae REMICS Series 2010-89 AI(b),(e)	-1*SOFR30A + 6.336%	0.1500	02/25/38	11,399
1,251,622	Fannie Mae REMICS Series 2008-58 SE(b),(e)	-1*SOFR30A + 5.886%	2.1880	07/25/38	128,183
199,992	Fannie Mae REMICS Series 2009-66 SH(b),(e)	-1*SOFR30A + 5.936%	2.2380	09/25/39	12,288
69,331	Fannie Mae REMICS Series 2009-112 ST(b),(e)	-1*SOFR30A + 6.136%	2.4380	01/25/40	7,255
54,596	Fannie Mae REMICS Series 2010-126 UI(e)		5.5000	10/25/40	4,857
195,237	Fannie Mae REMICS Series 2010-130 HI(e)		6.0000	11/25/40	35,433
268,909	Fannie Mae REMICS Series 2010-139 SA(b),(e)	-1*SOFR30A + 5.916%	2.2180	12/25/40	30,712
55,028	Fannie Mae REMICS Series 2011-11 PI(e)		4.0000	03/25/41	6,027
168,611	Fannie Mae REMICS Series 2017-87 KI(e)		5.0000	06/25/41	21,031
245,128	Fannie Mae REMICS Series 2011-96 SA(b),(e)	-1*SOFR30A + 6.436%	2.7380	10/25/41	21,383
1,385,637	Fannie Mae REMICS Series 2012-30 CI(e)		5.0000	10/25/41	129,662
1,119,549	Fannie Mae REMICS Series 2011-122 DS(b),(e)	-1*SOFR30A + 6.406%	2.7080	12/25/41	171,336
292,279	Fannie Mae REMICS Series 2012-68 NS(b),(e)	-1*SOFR30A + 6.586%	2.8880	03/25/42	12,589
578,161	Fannie Mae REMICS Series 2012-89 SA(b),(e)	-1*SOFR30A + 5.436%	1.7380	08/25/42	51,631
1,047,244	Fannie Mae REMICS Series 2012-103 TI(e)		5.0000	09/25/42	166,856
65,215	Fannie Mae REMICS Series 2014-68 IB(e)		4.5000	02/25/43	6,632
216,381	Fannie Mae REMICS Series 2013-103 JS(b),(e)	-1*SOFR30A + 5.886%	2.1880	10/25/43	20,903
237,729	Fannie Mae REMICS Series 2014-38 QI(e)		5.5000	12/25/43	33,882
771,401	Fannie Mae REMICS Series 2014-87 MS(b),(e)	-1*SOFR30A + 6.136%	2.4380	01/25/45	84,361
151,270	Fannie Mae REMICS Series 2015-33 OI(e)		5.0000	06/25/45	16,273
333,632	Fannie Mae REMICS Series 2016-39 LS(b),(e)	-1*SOFR30A + 5.886%	2.1880	07/25/46	38,371
1,122,037	Fannie Mae REMICS Series 2017-97 SW(b),(e)	-1*SOFR30A + 6.086%	2.3880	12/25/47	136,093
792,907	Fannie Mae REMICS Series 2017-108 SA(b),(e)	-1*SOFR30A + 6.036%	2.3380	01/25/48	92,984
2,112,788	Fannie Mae REMICS Series 2018-54 SA(b),(e)	-1*SOFR30A + 6.136%	2.4380	08/25/48	205,442
329,137	Fannie Mae REMICS Series 2018-58 IO(e)		5.5000	08/25/48	46,185
93,691	Fannie Mae REMICS Series 2018-74 MI(e)		4.5000	10/25/48	18,344

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3% (Continued)
334,393	Fannie Mae REMICS Series 2019-41 SB(b),(e)	-1*SOFR30A + 5.936%	2.2380	08/25/49	$39,031
922,224	Fannie Mae REMICS Series 2020-10 S(b),(e)	-1*SOFR30A + 5.936%	2.2380	05/25/59	106,737
50,944	Freddie Mac REMICS Series 2367 SG(b),(e)	-1*SOFR30A + 7.766%	4.0580	06/15/31	4,839
527,385	Freddie Mac REMICS Series 5112 IB(e)		6.5000	05/15/32	55,023
46,150	Freddie Mac REMICS Series 2444 TI(b),(e)		6.5000	05/15/32	5,103
126,723	Freddie Mac REMICS Series 2463 SB(b),(e)	-1*SOFR30A + 7.886%	4.1780	06/15/32	12,355
18,181	Freddie Mac REMICS Series 2524 SX(b),(e)	-1*SOFR30A + 7.786%	4.0780	11/15/32	1,733
30,144	Freddie Mac REMICS Series 2616 SC(b),(e)	-1*SOFR30A + 7.886%	4.1780	12/15/32	2,664
390,435	Freddie Mac REMICS Series 2802 SI(b),(e)	-1*SOFR30A + 5.886%	2.1780	05/15/34	30,140
181,227	Freddie Mac REMICS Series 2980 SL(b),(e)	-1*SOFR30A + 6.586%	2.8780	11/15/34	17,581
184,690	Freddie Mac REMICS Series 2950 SN(b),(e)	-1*SOFR30A + 5.936%	2.2280	03/15/35	9,241
508,189	Freddie Mac REMICS Series 3055 MS(b),(e)	-1*SOFR30A + 6.486%	2.7780	10/15/35	59,422
36,819	Freddie Mac REMICS Series 3117 JS(b),(e)	-1*SOFR30A + 6.586%	2.8780	02/15/36	3,856
142,245	Freddie Mac REMICS Series 3149 SM(b),(e)	-1*SOFR30A + 6.536%	2.8280	05/15/36	13,483
68,638	Freddie Mac REMICS Series 3239 SI(b),(e)	-1*SOFR30A + 6.536%	2.8280	11/15/36	7,903
159,420	Freddie Mac REMICS Series 3303 SG(b),(e)	-1*SOFR30A + 5.986%	2.2780	04/15/37	11,347
149,589	Freddie Mac REMICS Series 3355 BI(b),(e)	-1*SOFR30A + 5.936%	2.2280	08/15/37	14,190
138,758	Freddie Mac REMICS Series 3368 AI(b),(e)	-1*SOFR30A + 5.916%	2.2080	09/15/37	10,343
61,909	Freddie Mac REMICS Series 4340 TI(e)		5.5000	07/15/39	1,735
114,917	Freddie Mac REMICS Series 3572 VS(b),(e)	-1*SOFR30A + 6.616%	2.9080	09/15/39	13,035
82,945	Freddie Mac REMICS Series 4451 DI(e)		3.5000	10/15/39	1,583
1,492,372	Freddie Mac REMICS Series 3652 CS(b),(e)	-1*SOFR30A + 6.436%	2.7280	03/15/40	194,400
118,343	Freddie Mac REMICS Series 3758 S(b),(e)	-1*SOFR30A + 5.916%	2.2080	11/15/40	10,798
187,145	Freddie Mac REMICS Series 3935 SH(b),(e)	-1*SOFR30A + 6.486%	2.7780	12/15/40	2,143
102,250	Freddie Mac REMICS Series 4139 PO(f)		—	08/15/42	69,726
108,639	Freddie Mac REMICS Series 4091 TS(b),(e)	-1*SOFR30A + 6.436%	2.7280	08/15/42	16,218
304,669	Freddie Mac REMICS Series 4471 JI(e)		4.5000	09/15/43	50,402
837,600	Freddie Mac REMICS Series 4995 KI(e)		5.5000	12/25/43	123,426
152,049	Freddie Mac REMICS Series 4456 IA(e)		4.0000	03/15/45	23,975
5,794,226	Freddie Mac REMICS Series 4583 TI(b),(e)	-1*SOFR30A + 5.986%	0.1000	05/15/46	14,468
188,682	Freddie Mac REMICS Series 4583 ST(b),(e)	-1*SOFR30A + 5.886%	2.1780	05/15/46	19,923
314,052	Freddie Mac REMICS Series 4618 SA(b),(e)	-1*SOFR30A + 5.886%	2.1780	09/15/46	36,746
603,256	Freddie Mac REMICS Series 5007 SK(b),(e)	-1*SOFR30A + 5.986%	2.2880	08/25/50	82,718
460,387	Freddie Mac REMICS Series 5136 IJ(e)		2.5000	02/25/51	53,618
751,718	Freddie Mac REMICS Series 5086 HI(e)		4.5000	03/25/51	161,655

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3% (Continued)
838,427	Freddie Mac REMICS Series 5174 NI(e)		3.5000	12/25/51	$144,827
192,471	Freddie Mac REMICS Series 4291 MS(b),(e)	-1*SOFR30A + 5.786%	2.0780	01/15/54	19,269
66,704	Freddie Mac Strips Series 221 IO(e)		7.0000	03/15/32	9,261
2,247,464	Freddie Mac Strips Series 324 C17(e)		3.5000	12/15/33	182,608
187,852	Freddie Mac Strips Series 238 8(e)		5.0000	04/15/36	29,203
209,550	Freddie Mac Strips Series 240 IO(e)		5.5000	07/15/36	36,553
37,070	Freddie Mac Strips Series 239 IO(e)		6.0000	08/15/36	6,744
300,278	Freddie Mac Strips Series 247 24(e)		5.0000	09/15/36	45,021
513,759	Freddie Mac Strips Series 244 IO(e)		5.5000	12/15/36	73,800
257,353	Freddie Mac Strips Series 303 105(b),(e)		4.0000	01/15/43	34,247
931,931	Freddie Mac Strips Series 324 C24(e)		5.0000	12/15/43	193,443
524,753	Freddie Mac Strips Series 365 121(b),(e)		4.0000	10/15/47	72,990
497,300	Freddie Mac Strips Series 365 C10(e)		3.5000	06/15/49	101,933
824,798	Freddie Mac Strips Series 367 116(b),(e)		3.5000	06/15/50	120,665
394,992	Government National Mortgage Association Series 2021-78 QI(e)		5.0000	05/20/34	24,268
260,982	Government National Mortgage Association Series 2004-46 S(b),(e)	-1*TSFR1M + 6.986%	3.3100	06/20/34	7,245
18,928	Government National Mortgage Association Series 2004-106 HW(b)	-5*TSFR1M + 26.928%	8.5410	12/16/34	21,781
88,254	Government National Mortgage Association Series 2007-40 SW(b),(e)	-1*TSFR1M + 4.066%	0.3900	07/20/37	420
104,839	Government National Mortgage Association Series 2008-2 SM(b),(e)	-1*TSFR1M + 6.386%	2.7080	01/16/38	7,720
61,754	Government National Mortgage Association Series 2008-6 SD(b),(e)	-1*TSFR1M + 6.346%	2.6700	02/20/38	374
810,207	Government National Mortgage Association Series 2008-15 CI(b),(e)	-1*TSFR1M + 6.376%	2.7000	02/20/38	10,899
97,986	Government National Mortgage Association Series 2008-27 SI(b),(e)	-1*TSFR1M + 6.356%	2.6800	03/20/38	1,135
80,679	Government National Mortgage Association Series 2008-36 SB(b),(e)	-1*TSFR1M + 6.156%	2.4800	04/20/38	449
122,662	Government National Mortgage Association Series 2008-51 SE(b),(e)	-1*TSFR1M + 6.136%	2.4580	06/16/38	9,185
99,684	Government National Mortgage Association Series 2008-51 SC(b),(e)	-1*TSFR1M + 6.136%	2.4600	06/20/38	7,090
48,117	Government National Mortgage Association Series 2008-95 DS(b),(e)	-1*TSFR1M + 7.186%	3.5100	12/20/38	373
82,485	Government National Mortgage Association Series 2009-43 SA(b),(e)	-1*TSFR1M + 5.836%	2.1600	06/20/39	3,744
296,786	Government National Mortgage Association Series 2013-170 ID(b),(e)		3.0420	02/20/40	21,584
57,176	Government National Mortgage Association Series 2010-113 BS(b),(e)	-1*TSFR1M + 5.886%	2.2100	09/20/40	7,212
866,358	Government National Mortgage Association Series 2010-133 SB(b),(e)	-1*TSFR1M + 5.906%	2.2280	10/16/40	112,780
100,001	Government National Mortgage Association Series 2010-152 SA(b),(e)	-1*TSFR1M + 5.936%	2.2580	11/16/40	11,066
155,331	Government National Mortgage Association Series 2012-77 DI(e)		4.0000	01/20/41	4,721
102,386	Government National Mortgage Association Series 2012-69 QI(e)		4.0000	03/16/41	10,118
249,168	Government National Mortgage Association Series 2011-148 SN(b),(e)	-1*TSFR1M + 6.576%	2.8980	11/16/41	34,389
855,606	Government National Mortgage Association Series 2013-4 ID(e)		5.5000	05/16/42	150,826

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3% (Continued)
702,007	Government National Mortgage Association Series 2012-126 IO(e)		3.5000	10/20/42	$98,651
96,832	Government National Mortgage Association Series 2013-5 BI(e)		3.5000	01/20/43	14,762
115,480	Government National Mortgage Association Series 2013-53 OI(e)		3.5000	04/20/43	15,091
585,133	Government National Mortgage Association Series 2015-179 BI(e)		4.0000	08/20/43	31,497
71,139	Government National Mortgage Association Series 2013-181 SA(b),(e)	-1*TSFR1M + 5.986%	2.3100	11/20/43	7,590
151,186	Government National Mortgage Association Series 2014-58 SA(b),(e)	-1*TSFR1M + 5.986%	2.3100	04/20/44	17,341
260,328	Government National Mortgage Association Series 2014-91 SB(b),(e)	-1*TSFR1M + 5.486%	1.8080	06/16/44	19,993
46,150	Government National Mortgage Association Series 2016-81 IM(e)		4.0000	10/20/44	2,215
1,132,650	Government National Mortgage Association Series 2014-146 EI(e)		5.0000	10/20/44	237,272
806,406	Government National Mortgage Association Series 2017-56 IE(e)		4.0000	11/20/44	60,510
439,807	Government National Mortgage Association Series 2019-22 SA(b),(e)	-1*TSFR1M + 5.486%	1.8100	02/20/45	37,800
226,657	Government National Mortgage Association Series 2015-36 MI(e)		5.5000	03/20/45	34,566
376,396	Government National Mortgage Association Series 2015-64 SG(b),(e)	-1*TSFR1M + 5.486%	1.8100	05/20/45	33,252
59,206	Government National Mortgage Association Series 2016-27 IA(e)		4.0000	06/20/45	7,994
148,238	Government National Mortgage Association Series 2017-99 DI(e)		4.0000	07/20/45	5,280
434,716	Government National Mortgage Association Series 2015-144 SA(b),(e)	-1*TSFR1M + 6.086%	2.4100	10/20/45	54,427
252,056	Government National Mortgage Association Series 2016-84 IG(e)		4.5000	11/16/45	48,719
370,800	Government National Mortgage Association Series 2016-4 SM(b),(e)	-1*TSFR1M + 5.536%	1.8600	01/20/46	30,711
163,978	Government National Mortgage Association Series 2016-9 SA(b),(e)	-1*TSFR1M + 5.986%	2.3100	01/20/46	19,105
786,054	Government National Mortgage Association Series 2016-121 JS(b),(e)	-1*TSFR1M + 5.986%	2.3100	09/20/46	106,947
154,657	Government National Mortgage Association Series 2016-145 UI(e)		3.5000	10/20/46	27,044
139,919	Government National Mortgage Association Series 2017-68 CI(e)		5.5000	05/16/47	24,863
258,048	Government National Mortgage Association Series 2018-8 IO(e)		4.0000	01/20/48	57,465
15,835,174	Government National Mortgage Association Series 2020-86 TK(b),(e)	-1*TSFR1M + 6.086%	0.1500	08/20/48	79,230
144,320	Government National Mortgage Association Series 2018-120 JI(e)		5.5000	09/20/48	20,826
219,289	Government National Mortgage Association Series 2018-154 IT(e)		5.5000	10/20/48	40,169
401,269	Government National Mortgage Association Series 2019-6 SA(b),(e)	-1*TSFR1M + 5.936%	2.2600	01/20/49	44,760
1,162,107	Government National Mortgage Association Series 2020-47 MI(e)		3.5000	04/20/50	215,780
540,024	Government National Mortgage Association Series 2020-167 NS(b),(e)	-1*TSFR1M + 6.186%	2.5100	11/20/50	75,968
1,434,960	Government National Mortgage Association Series H16 CI(b),(e)		2.2220	10/20/69	57,364
					7,328,306
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,385,307)				7,328,306

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 59.9%
	ASSET MANAGEMENT — 5.7%
2,800,000	Ares Capital Corporation		5.5000	09/01/30	$2,816,607
2,098,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	2,092,582
2,847,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	2,844,117
1,475,000	Blackstone Secured Lending Fund		5.3000	06/30/30	1,463,986
275,000	FS KKR Capital Corporation		2.6250	01/15/27	268,612
625,000	FS KKR Capital Corporation		3.2500	07/15/27	605,408
722,000	FS KKR Capital Corporation		3.1250	10/12/28	666,624
378,000	Icahn Enterprises, L.P. / Icahn Enterprises		6.2500	05/15/26	378,510
1,912,000	Icahn Enterprises, L.P. / Icahn Enterprises		4.3750	02/01/29	1,688,496
					12,824,942
	AUTOMOTIVE — 9.8%
500,000	Ford Motor Credit Company, LLC		4.5420	08/01/26	499,373
375,000	Ford Motor Credit Company, LLC		2.7000	08/10/26	372,055
300,000	Ford Motor Credit Company, LLC		4.9500	05/28/27	301,746
812,000	Ford Motor Credit Company, LLC		4.1250	08/17/27	808,388
225,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	231,346
500,000	Ford Motor Credit Company, LLC		4.8500	11/20/29	500,168
1,415,000	Ford Motor Credit Company, LLC		5.5000	02/20/30	1,417,239
500,000	Ford Motor Credit Company, LLC		4.0000	11/13/30	476,033
700,000	Ford Motor Credit Company, LLC		6.2000	06/20/34	699,500
4,197,000	General Motors Financial Company, Inc.(b)	H15T5Y + 4.997%	5.7000	Perpetual	4,214,434
723,000	Nissan Motor Acceptance Company, LLC		2.0000	03/09/26	720,264
2,262,000	Nissan Motor Acceptance Company, LLC(a)		1.8500	09/16/26	2,216,608
837,000	Nissan Motor Acceptance Company, LLC(a)		5.3000	09/13/27	840,089
1,205,000	Nissan Motor Acceptance Company, LLC(a)		2.7500	03/09/28	1,149,377
710,000	Nissan Motor Acceptance Company, LLC(a)		2.4500	09/15/28	660,896
775,000	Nissan Motor Acceptance Company, LLC(a)		5.5500	09/13/29	773,118
3,325,000	Nissan Motor Acceptance Company, LLC(a)		6.1250	09/30/30	3,317,981
1,300,000	Nissan Motor Acceptance Corporation(a)		2.0000	03/09/26	1,295,081
500,000	Volkswagen Group of America Finance, LLC(a)		5.4000	03/20/26	500,902
500,000	Volkswagen Group of America Finance, LLC(a)		5.6500	09/12/28	516,179
500,000	Volkswagen Group of America Finance, LLC(a)		4.7500	11/13/28	505,914
					22,016,691

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 59.9% (Continued)
	BANKING — 17.4%
2,739,000	Bank of America Corporation(b)	H15T5Y + 2.760%	4.3750	Perpetual	$2,726,346
3,475,000	Bank of Nova Scotia (The)(b)	H15T5Y + 2.613%	3.6250	10/27/81	3,397,332
500,000	Barclays plc		4.8360	05/09/28	504,042
200,000	BNP Paribas S.A.(a),(b)	H15T5Y + 4.899%	7.7500	Perpetual	212,557
950,000	BNP Paribas S.A.(a),(b)	H15T5Y + 2.944%	4.5000	Perpetual	892,597
2,000,000	BNP Paribas S.A.(b)	H15T5Y + 4.899%	7.7500	Perpetual	2,125,566
3,820,000	BNP Paribas S.A.(a),(b)	H15T5Y + 3.196%	4.6250	Perpetual	3,820,202
1,500,000	Citigroup, Inc.(b)	H15T5Y + 3.417%	3.8750	Perpetual	1,498,205
4,848,000	Citigroup, Inc. Series Y(b)	H15T5Y + 3.000%	4.1500	Perpetual	4,818,909
1,326,000	Citizens Financial Group, Inc.(b)	H15T5Y + 3.215%	4.0000	Perpetual	1,318,788
550,000	Credit Agricole S.A.(a),(b)	H15T5Y + 3.237%	4.7500	Perpetual	535,908
1,750,000	Credit Agricole S.A.(b)	H15T5Y + 3.237%	4.7500	Perpetual	1,705,163
2,000,000	Deutsche Bank A.G.(b)	USISOA05 + 4.358%	8.1300	Perpetual	2,157,776
523,000	JPMorgan Chase & Company(b)	SOFRRATE +7.000%	8.5000	02/15/39	495,056
1,000,000	KeyBank NA		6.9500	02/01/28	1,051,186
1,270,000	KeyCorporation(b)	TSFR3M + 3.606%	5.0000	Perpetual	1,271,890
2,047,000	M&T Bank Corporation(b)	H15T5Y + 2.679%	3.5000	Perpetual	2,011,626
1,365,000	PNC Financial Services Group, Inc. (The)(b)	H15T5Y + 2.595%	3.4000	Perpetual	1,344,847
478,000	Royal Bank of Canada(b)	SOFRRATE + 7.450%	8.5000	02/28/39	479,488
525,000	Societe Generale S.A.(a)		4.2500	08/19/26	524,876
500,000	Societe Generale S.A.(a),(b)	H15T1Y + 1.300%	2.7970	01/19/28	493,852
2,500,000	Societe Generale S.A.(b)	H15T5Y + 4.514%	5.3750	Perpetual	2,432,165
2,295,000	US Bancorp(b)	SOFR + 2.914%	5.3000	Perpetual	2,299,627
600,000	US Bancorp(b)	H15T5Y + 2.541%	3.7000	Perpetual	591,920
					38,709,924
	BIOTECH & PHARMA — 1.6%
250,000	Teva Pharmaceutical Finance Netherlands II BV		5.7500	12/01/30	259,035
1,113,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	1,104,719
1,800,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	1,801,334
500,000	Teva Pharmaceutical Finance Netherlands III BV		6.7500	03/01/28	519,543
					3,684,631

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 59.9% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.8%
1,650,000	Aramark Services, Inc.(a)		5.0000	02/01/28	$1,650,001

	ELECTRIC UTILITIES — 7.2%
3,400,000	American Electric Power Company, Inc.(b)	H15T5Y + 2.675%	3.8750	02/15/62	3,352,777
1,185,000	CenterPoint Energy, Inc.(b)	H15T5Y + 3.254%	7.0000	02/15/55	1,243,091
1,000,000	CMS Energy Corporation 4.75%(b)	H15T5Y + 4.116%	4.7500	06/01/50	988,681
2,911,000	Duke Energy Corporation(b)	H15T5Y + 2.321%	3.2500	01/15/82	2,840,937
4,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	Perpetual	4,736,665
1,800,000	Sempra(b)	H15T5Y + 2.868%	4.1250	04/01/52	1,784,420
1,250,000	Southern Company (The)(b)	H15T5Y + 2.915%	3.7500	09/15/51	1,245,256
					16,191,827
	ENTERTAINMENT CONTENT — 1.0%
2,350,000	Univision Communications, Inc.(a)		4.5000	05/01/29	2,245,602

	HEALTH CARE FACILITIES & SERVICES — 0.4%
813,000	Charles River Laboratories International, Inc.(a)		4.2500	05/01/28	803,284

	INSTITUTIONAL FINANCIAL SERVICES — 0.5%
860,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 2.297%	6.3000	Perpetual	890,715
275,000	Bank of New York Mellon Corporation (The)(b)	H15T5Y + 2.630%	3.7500	Perpetual	270,873
					1,161,588
	LEISURE FACILITIES & SERVICES — 6.0%
577,000	Boyd Gaming Corporation		4.7500	12/01/27	577,066
1,787,000	Caesars Entertainment, Inc.(a)		4.6250	10/15/29	1,716,456
1,000,000	Carnival Corporation(a)		4.0000	08/01/28	989,988
1,780,000	International Game Technology plc(a)		5.2500	01/15/29	1,779,235
1,050,000	Light & Wonder International Inc(a)		7.5000	09/01/31	1,102,134
2,219,000	Penn Entertainment Inc(a)		5.6250	01/15/27	2,216,679
2,455,000	Penn National Gaming, Inc.(a)		4.1250	07/01/29	2,279,884
1,492,000	Scientific Games International, Inc.(a)		7.2500	11/15/29	1,532,512
1,300,000	Station Casinos, LLC(a)		4.5000	02/15/28	1,294,992
					13,488,946
	OIL & GAS PRODUCERS — 1.2%
1,160,000	Enbridge, Inc.(b)	TSFR3M + 3.680%	5.5000	07/15/77	1,158,786

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 59.9% (Continued)
	OIL & GAS PRODUCERS — 1.2% (Continued)
980,000	Enbridge, Inc.(b)	TSFR3M + 3.641%	6.2500	03/01/78	$996,764
450,000	Energy Transfer, L.P.(b)	TSFR3M + 4.155%	6.6250	Perpetual	456,213
					2,611,763
	REAL ESTATE INVESTMENT TRUSTS — 0.6%
166,000	MGM Growth Properties Operating Partnership, L.P.		5.7500	02/01/27	167,798
500,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.2500	12/01/26	499,902
725,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.1250	08/15/30	703,997
					1,371,697
	SPECIALTY FINANCE — 7.5%
2,436,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	Perpetual	2,433,802
2,648,000	Air Lease Corporation(b)	H15T5Y + 3.149%	4.1250	Perpetual	2,632,859
250,000	Ally Financial, Inc.		6.0000	07/15/29	252,519
2,028,000	Ally Financial, Inc.(b)	H15T7Y + 3.481%	4.7000	Perpetual	1,944,470
2,432,000	Ally Financial, Inc. Series B(b)	H15T5Y + 3.868%	4.7000	Perpetual	2,417,279
993,000	American Express Company(b)	H15T5Y + 2.854%	3.5500	Perpetual	983,522
848,000	Capital One Financial Corporation(b)	H15T5Y + 3.157%	3.9500	Perpetual	841,687
2,788,000	Capital One Financial Corporation(b)	TSFR3M + 3.338%	5.5000	Perpetual	2,806,384
2,000,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	6.3500	12/21/65	1,723,762
310,000	OneMain Finance Corporation		3.5000	01/15/27	306,289
250,000	OneMain Finance Corporation		5.3750	11/15/29	249,491
250,000	Synchrony Financial		3.7000	08/04/26	249,504
					16,841,568
	TRANSPORTATION & LOGISTICS — 0.2%
173,000	Air Canada(a)		3.8750	08/15/26	172,450
380,000	United Airlines, Inc.(a)		4.3750	04/15/26	379,937
					552,387
	TOTAL CORPORATE BONDS (Cost $132,113,659)				134,154,851

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	PREFERRED STOCK — 5.9%
	ASSET MANAGEMENT — 0.7%
1,550,000	Charles Schwab Corporation (The)(b)	H15T5Y + 3.168%	4.0000	Perpetual	1,544,151

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	PREFERRED STOCK — 5.9% (Continued)
	BANKING — 1.7%
2,750,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	7.9570	Perpetual	$2,814,226
1,000,000	Wells Fargo & Company(b)	H15T5Y + 3.453%	3.9000	Perpetual	999,314
					3,813,539
	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
1,669,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	Perpetual	1,666,529
2,121,000	Goldman Sachs Group, Inc. (The)(b)	H15T5Y + 2.915%	3.6500	Perpetual	2,111,449
					3,777,978
	OIL & GAS PRODUCERS — 1.8%
4,046,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	Perpetual	4,066,631

	TOTAL PREFERRED STOCK (Cost $12,969,717)				13,202,299

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 10.1%
	ADVERTISING & MARKETING — 0.2%
500,000	Outfront Media Capital, LLC(b)	TSFR1M + 2.000%	5.7360	09/24/32	503,750

	COMMERCIAL SUPPORT SERVICES — 1.9%
876,858	Aramark Services, Inc.(b)	TSFR1M + 1.750%	5.4220	04/06/28	880,146
1,435,279	Aramark Services, Inc.(b)	TSFR1M + 1.750%	5.6140	06/24/30	1,439,772
1,998,741	Garda World Security Corporation(b)	TSFR1M + 2.750%	6.4210	02/01/29	1,998,741
					4,318,659
	CONTAINERS & PACKAGING — 0.6%
1,250,000	Graham Packaging Company, Inc.(b)	TSFR1M + 2.250%	5.9250	01/14/33	1,250,456

	LEISURE FACILITIES & SERVICES — 3.4%
1,895,368	Restaurant Brands(b)	TSFR1M + 1.750%	5.4220	09/23/30	1,893,472
3,471,117	Caesars Entertainment, Inc.(b)	TSFR3M + 2.250%	5.9220	02/06/31	3,454,630
983,189	Light & Wonder International, Inc.(b)	TSFR1M + 2.000%	5.9250	04/16/29	985,647
493,606	Penn Entertainment, Inc.(b)	TSFR1M + 2.500%	6.1720	05/03/29	494,092
992,443	Six Flags Entertainment Corporation(b)	TSFR1M + 2.000%	5.6720	05/01/31	983,139
					7,810,980

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 10.1% (Continued)
	RETAIL - DISCRETIONARY — 1.3%
2,930,192	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	6.9220	01/16/32	$2,934,221

	SEMICONDUCTORS — 0.3%
600,000	MKS, Inc.(b)	EURO03M + 2.000%	5.4230	01/28/33	602,175

	TRANSPORTATION & LOGISTICS — 2.4%
1,141,375	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 2.250%	5.9180	04/20/28	1,143,755
2,465,000	Air Canada(b)	TSFR1M + 1.750%	5.4170	03/21/31	2,471,163
1,649,020	United Airlines, Inc.(b)	TSFR3M + 1.750%	5.4190	02/24/31	1,653,827
					5,268,745
	TOTAL TERM LOANS (Cost $22,718,362)				22,688,986

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.4%
	U.S. TREASURY BILLS — 4.4%
10,000,000	United States Treasury Bill(f)		3.4500	03/05/26	9,968,918

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,967,579)				9,968,918

	TOTAL INVESTMENTS - 98.8% (Cost $222,320,727)				$221,515,481
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%				2,614,441
	NET ASSETS - 100.0%				$224,129,922

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(g)	Value and Unrealized Depreciation
25	CBOT 10 Year US Treasury Note	Interactive Brokers	03/23/2026	$2,795,703	$(43,360)
25	CBOT 2 Year US Treasury Note Future	Interactive Brokers	04/01/2026	5,212,305	(10,741)
25	CBOT US Treasure Bond Futures	Interactive Brokers	03/23/2026	2,878,125	(67,969)
	TOTAL FUTURES CONTRACTS				$(122,070)

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

A.G.	- Aktiengese

BV	- Belsloten Vennootschap

CLO	- Collateralized Loan Obliagtion

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

REMIC	- Real Estate Mortgage Investment Conduit

S.A.	- Société Anonyme

EURO03M	3-Month Euro Interbank Offered Rate

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year

SOFR	United States SOFR Secured Overnight Financing Index

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 month

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 month

USISOA05	5-Year Published USD SOFR Spread-Adjusted ICE Swap Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the total market value of 144A securities is $81,001,896 or 36.1% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Percentage rounds to less than 0.1%.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2026.

(e)	Interest only securities.

(f)	Zero coupon bond. Rate disclosed is the current yield as of January 31, 2026.

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2026

ASSETS
Investment securities:
At cost	$222,320,727
At fair value	$221,515,481
Cash	5,652,041
Due from broker	4,022
Receivable for securities sold	968,361
Dividends and interest receivable	2,229,514
Deposits for futures contracts	445,611
Prepaid expenses and other assets	4,508
TOTAL ASSETS	230,819,538

LIABILITIES
Payable for securities purchased	4,508,395
Payable for Fund shares repurchased	1,887,010
Net Realized depreciation on futures contracts	122,070
Investment advisory fees payable	138,429
Accrued expenses and other liabilities	33,712
TOTAL LIABILITIES	6,689,616
NET ASSETS	$224,129,922

Composition of Net Assets:
Paid in capital	$229,874,740
Accumulated losses	(5,744,818)
NET ASSETS	$224,129,922

Net Asset Value Per Share:
Net Assets	$224,129,922
Shares of beneficial interest outstanding (a)	23,750,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.44

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2026

INVESTMENT INCOME
Interest	$4,343,797
TOTAL INVESTMENT INCOME	4,343,797

EXPENSES
Investment advisory fees	652,929
Administration fees	87,475
Custodian fees	12,937
Legal fees	10,731
Audit fees	10,558
Printing and postage expenses	9,804
Compliance officer fees	9,785
Trustees fees and expenses	7,016
Transfer agent fees	6,033
Insurance expense	1,840
Other expenses	3,754
TOTAL EXPENSES	812,862

NET INVESTMENT INCOME	3,530,935

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(64,890)
Net realized gain from futures contracts	201,438
Net change in unrealized appreciation on investments	2,056,667
Net change in unrealized depreciation on futures contracts	(158,958)
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	2,034,257

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,565,192

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2026	July 31, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$3,530,935	$5,703,817
Net realized gain (loss) from investments	(64,890)	62,462
Net realized gain (loss) from futures contracts	201,438	(172,565)
Net change in unrealized appreciation on investments	2,056,667	1,623,606
Net change in unrealized appreciation (depreciation) on futures contracts	(158,958)	36,445
Net increase in net assets resulting from operations	5,565,192	7,253,765

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(3,817,935)	(4,816,573)
Net decrease in net assets from distribution to shareholders	(3,817,935)	(4,816,573)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	98,017,243	47,333,276
Payments for shares redeemed	(15,977,701)	(13,544,829)
Net increase in net assets from shares of beneficial interest	82,039,542	33,788,447

TOTAL INCREASE IN NET ASSETS	83,786,799	36,225,639

NET ASSETS
Beginning of the period/year	140,343,123	104,117,484
End of the period/year	$224,129,922	$140,343,123

SHARE ACTIVITY
Shares sold	10,400,000	5,150,000
Shares redeemed	(1,700,000)	(1,475,000)
Net increase in shares of beneficial interest outstanding	8,700,000	3,675,000

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period/Years

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	January 31, 2026		July 31, 2025	July 31, 2024	July 31, 2023	July 31, 2022	July 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$9.33		$9.15	$8.90	$8.92	$9.69	$9.86
Activity from investment operations:
Net investment income (a)	0.19		0.44	0.55	0.44	0.22	0.13
Net realized and unrealized gain (loss)on investments	0.11		0.12	0.27	(0.03)	(0.80)	(0.16)
Total from investment operations	0.30		0.56	0.82	0.41	(0.58)	(0.03)
Less distributions from:
Net investment income	(0.19)		(0.38)	(0.57)	(0.43)	(0.19)	(0.14)
Total distributions	(0.19)		(0.38)	(0.57)	(0.43)	(0.19)	(0.14)
Net asset value, end of period/year	$9.44		$9.33	$9.15	$8.90	$8.92	$9.69
Total return (b)(c)	3.26	% (h)	6.23%	9.49%	4.83%	(5.73)%	(0.32)%
Net assets, at end of period/year (000)s	$224,130		$140,343	$104,117	$116,778	$121,134	$129,179
Ratio of net expenses to average net assets (d)(e)	0.93	% (i)	1.08%	1.11%	1.06%	0.98%	1.00%
Ratio of net investment income to average net assets (f)	4.04	% (i)	4.72%	6.09%	4.98%	2.37%	1.35%
Portfolio Turnover Rate (g)	13	% (h)	16%	49%	31%	53%	135%

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2026

1.	ORGANIZATION

The Anfield Universal Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 17, 2018. The Fund’s investment objective is to seek current income. The Fund is an actively managed ETF that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price, - at the last sale price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the designee’s fair value determinations. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Exchange-Traded Funds (“ETFs”) - The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF

Anfield Universal Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods approved by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many exchange-traded funds such as closed-end funds and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only

Anfield Universal Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2026, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$34,172,121	$—	$34,172,121
Collateralized Mortgage Obligations	—	7,328,306	—	7,328,306
Corporate Bonds	—	134,154,851	—	134,154,851
Preferred Stocks	—	13,202,299	—	13,202,299
Term Loans	—	22,688,986	—	22,688,986
U.S. Government & Agencies	—	9,968,918	—	9,968,918
Total	$—	$221,515,481	$—	$221,515,481

Liabilities*
Futures contracts**	$122,070	$—	$—	$122,070

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for classifications.

**	Represents the net unrealized appreciation (depreciation) of futures contracts.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding as of January 31, 2026, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of January 31, 2026:

	Asset Derivatives
Contract Type/Primary Risk
Exposure	Balance Sheet Location	Fair Value
Futures Contracts - Interest Risk	Net unrealized depreciation on futures contracts	$(122,070)
		$(122,070)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of January 31, 2026:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures Contracts	Net realized gain from futures contracts/Net change in unrealized depreciation on futures contracts

Anfield Universal Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

The following is a summary of the Fund’s realized loss and unrealized depreciation on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended January 31, 2026:

Realized gain on derivatives recognized in the Statement of Operations
		Total for the
Derivative Investment Type	Interest Risk	Six months Ended January 31, 2026
Futures Contracts	$201,438	$201,438

Net Change in unrealized depreciation on derivatives recognized in the Statement of Operations
		Total for the
Derivative Investment Type	Interest Risk	Six Months Ended January 31, 2026
Futures Contracts	$(158,958)	$(158,958)

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker, if any, balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund has qualified and intends to continue to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and monthly distributing substantially all net investment company taxable income and annually distributing substantially all net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. The Fund typically intends to monthly distribute sufficient net investment company taxable income and annually distribute sufficient net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Anfield Universal Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions, short-term investments and U.S. government obligations) for the Fund amounted to $100,602,456 and $22,344,400, respectively. For the six months ended January 31, 2026, cost of purchases and proceeds from sales of in-kind transactions for the Fund amounted to $5,942,580 and $5,942,580, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an advisory fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. For the six months ended January 31, 2026, the Fund incurred advisory fees of $652,929.

Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) serves as Sub-Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2026, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limit as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. If the Adviser waives any fee or reimburses any expense pursuant to its Agreement, and the Fund’s operating expenses are subsequently less than 1.50% of average daily net assets, the Adviser will be entitled to recoupment from the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of the waiver or reimbursement by the Adviser. If the Fund’s operating expenses subsequently exceed 1.50% per annum of average daily net assets recoupments shall be suspended. No recoupment amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that such recoupment is in the best interest of the Fund and its shareholders.

During the six months ended January 31, 2026, the Adviser did not waive management fees or reimburse expenses.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Anfield Universal Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are principally in exchange for a deposit of a specified cash payment, plus a transaction fee, but may also be permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Minimum Additional	Maximum Additional
Fee for In-Kind and	Variable Charge for	Variable Charge for
Cash Purchases	Cash Purchases*	Cash Purchases*
$150	20 bps	200 bps

*	As a percentage of the amount invested.

6.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to active trading risk, authorized participant concentration risk, bank loan risk, cash redemption risk, collateralized loan obligations risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, ETF structure risks, fixed income securities risk, fluctuation of net asset value risk, foreign exposure risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, MLP risk, mortgage-backed and asset-backed securities risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, securities lending risk, swap risk, underlying fund risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk, volatility

Anfield Universal Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

risk, and yield curve risk. The Fund may be subject to the risks listed and/or described below through its own direct investments and indirectly through its investments in other investment companies.

Investment Companies Risk - When the Fund invests in other investment companies (including closed-end funds or ETFs) it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed-end fund’s or ETF’s shares could trade at a significant premium or discount to its NAV. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Bank Loan Risk - The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Collateralized Loan Obligations Risk – The Fund is subject to certain risks as a result of its investments in Collateralized Loan Obligations (“CLOs”). The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.

Convertible Securities Risk - The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Derivatives Risk - The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and certain derivatives may create a risk of loss greater than the amount invested by the Fund. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. Derivative prices are highly volatile and may

Anfield Universal Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; and national and international political and economic events, changes in interest rates, and inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

ETF Structure Risks - The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the net asset value vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. When all or a portion of ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fixed Income Securities Risk - Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Risks associated with rising interest rates are heightened given that after being at or near historic lows in recent years, interest rates have begun to rise. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes.

Fluctuation of Net Asset Value Risk - The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub-Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Anfield Universal Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

Market Risk - Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, tariffs, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, includes prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in the interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings. The Fund will invest less than 25% of its net assets in asset-backed securities or mortgage-backed securities that are below-investment grade.

Sector Risk - If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector. The banking sector can be adversely affected by legislation, regulation, competition and by declines in general economic conditions, increased borrower defaults and changes in interest rates.

Volatility Risk - The Fund may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Anfield Universal Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. For the six months ended January 31, 2026, aggregate cost for federal tax purposes is $222,124,370 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$3,762,835
Gross unrealized depreciation:	(4,493,795)
Net unrealized depreciation:	$(730,960)

The tax character of Fund distributions paid for the fiscal years ended July 31, 2025, and July 31, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2025	July 31, 2024
Ordinary Income	$4,816,573	$6,656,392
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$4,816,573	$6,656,392

As of July 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$847,116	$—	$—	$(5,710,080)	$—	$(2,629,111)	$(7,492,075)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to tax deferral of losses on wash sales, mark-to-market on open futures contracts and adjustments for perpetual bonds.

At July 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$2,162,815	$3,547,265	$5,710,080	$—

8.	NEW ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in the ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements except for the following.

Anfield Universal Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2026

On January 20, 2026, the Board of Trustees of the Two Roads Shared Trust approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which each of the Fund, Anfield Enhanced Market Strategy ETF, Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Horizon Funds (each a “Reorganization” and collectively, the “Reorganizations”). The Existing Funds are managed by Anfield Capital Management, LLC (“Anfield”) or Regents Park Funds, LLC (“Regents Park”), affiliated investment advisers owned by Anfield Group, LLC. Regents Park serves as the investment adviser and Anfield serves as the investment sub-adviser to the Fund. Anfield and Regents Park, together with Anfield Group, LLC and certain other related persons, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”), pursuant to which Horizon will acquire certain assets of Regents Park and Anfield that relate to Regents Park’s and Anfield’s management and operation of the Existing Funds (the “Transaction”). The Transaction is subject to the satisfaction of certain closing conditions (including approval of the Reorganizations by the Existing Funds’ shareholders). There is no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied. Horizon will serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. The corresponding Acquiring Fund with respect to the Fund will have the same or substantially the same investment objective and will be managed by the same portfolio managers. The Reorganizations with respect to each of the Existing Funds are expected to close in first half of 2026, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders. There is no assurance that the shareholders of the Existing Funds will approve the Reorganizations.

Anfield Universal Fixed Income ETF

ADDITIONAL INFORMATION (Unaudited)

January 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 3/25/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 3/25/2026

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 3/25/2026